                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2002

                          If amended report check here: ____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 8th day of May, 2002.

                                    Appleton Partners, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment
                                    Mgr.)



                                    s/ Douglas C. Chamberlain
                                    --------------------------------------------
                                    By:  Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       125
Form 13F Information Table Value Total:       263,249,732 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number        Name

____              __________________          ___________________

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF March 31, 2002

                                                                                      INVESTMENT                   VOTING
                                                                                      DISCRETION                 AUTHORITY
                                    TITLE                 FAIR       SHARES OR                   SHARED
                                     OF      CUSIP       MARKET      PRINCIPAL   SOLE   SHARED    OTHER    SOLE   SHARED     NONE
               NAME OF ISSUER       CLASS   NUMBER       VALUE         AMOUNT    (A)     (B)       (C)      (A)     (B)       (C)
       -------------------------    ------  -------     -------      ---------- -----   ------  ---------  -----  ---------  -------
AOL TIME WARNER                     COMMON  00184A105   1,602,264       67,749    X                          X
ABBOTT LABS                         COMMON  002824100     275,624        5,240    X                          X
AGILENT TECHNOLOGIES INC            COMMON  00846U101     435,042       12,444    X                          X
AMERICAN EXPRESS CO                 COMMON  025816109   4,819,558      117,665    X                          X
AMERICAN INTL GROUP INC             COMMON  026874107   6,866,790       95,187    X                          X
AMGEN INC                           COMMON  031162100     802,517       13,447    X                          X
ANALOG DEVICES                      COMMON  032654105     265,736        5,900    X                          X
APOLLO GROUP INC CL A               COMMON  037604105     273,105        5,100    X                          X
APPLIED MATLS INC                   COMMON  038222105   6,301,507      232,228    X                          X
ATLAS CONSOLIDATED MNG & DEV-B      COMMON  049249303         153       76,533    X                          X
AUTOMATIC DATA PROCESSING           COMMON  053015103     374,385        6,425    X                          X
AVON PRODS INC                      COMMON  054303102   3,990,347       73,460    X                          X
BISYS GROUP INC                     COMMON  055472104   3,236,831       91,825    X                          X
BP P.L.C. ADR                       COMMON  055622104   1,369,980       25,800    X                          X
BANK OF AMERICA CORP                COMMON  060505104     283,847        4,173    X                          X
BATTLE MOUNTAIN BMG 6.000% 01/      CONVERT 071593AA5      35,500       50,000    X                          X
BELLSOUTH CORP                      COMMON  079860102     478,996       12,995    X                          X
BEST BUY INC                        COMMON  086516101     934,718       11,802    X                          X
BOEING CO                           COMMON  097023105     343,443        7,118    X                          X
BRINKER INTL                        COMMON  109641100     829,696       25,600    X                          X
BRISTOL MYERS SQUIBB CO             COMMON  110122108   1,891,612       46,718    X                          X
CVS CORP                            COMMON  126650100   5,295,986      154,267    X                          X
CAPITAL ONE FINL CORP               COMMON  14040H105     628,922        9,850    X                          X
CARLISLE COS INC                    COMMON  142339100     214,228        4,900    X                          X
CENTEX CORP COM                     COMMON  152312104   1,300,847       25,050    X                          X
CHEVRONTEXACO CORPORATION           COMMON  166764100     916,782       10,156    X                          X

CISCO SYS INC                       COMMON  17275R102   3,367,986      198,936    X                         X
CITIGROUP                           COMMON  172967101   4,748,522       95,891    X                         X
COCA COLA CO                        COMMON  191216100   1,381,232       26,430    X                         X
COLGATE PALMOLIVE CO                COMMON  194162103     877,767       15,359    X                         X
CONAGRA INC                         COMMON  205887102     295,850       12,200    X                         X
DNAPRINT GENOMICS INC COM           COMMON  23324Q103       6,000      100,000    X                         X
DELTA AIRLINES 8.125% SERIES P      PREFERR 247361405     201,584        8,600    X                         X
DISNEY (WALT) COMPANY               COMMON  254687106   1,088,130       47,146    X                         X
DIRECT FOCUS INC                    COMMON  254931108   2,325,997       61,130    X                         X
DU PONT E I DE NEMOURS              COMMON  263534109     330,899        7,018    X                         X
E M C CORP                          COMMON  268648102   3,213,727      269,608    X                         X
EL PASO CORPORATION                 COMMON  28336L109   3,682,405       83,634    X                         X
EMERSON ELEC CO                     COMMON  291011104     208,039        3,625    X                         X
ENERGAS RES INC                     COMMON  29265E108       7,000       20,000    X                         X
EXXON MOBIL CORPORATION             COMMON  30231G102  13,721,727      313,067    X                         X
FEDERAL HOME LN MTG CORP            COMMON  313400301   1,371,010       21,635    X                         X
FANNIE MAE                          COMMON  313586109     880,517       11,023    X                         X
FEDERATED STOCK TRUST FUND          MUTUAL  313900102     204,179        5,932    X                         X
FEDERATED INVESTORS                 COMMON  314211103     629,207       19,450    X                         X
FLEETBOSTON FINANCIAL CORP          COMMON  339030108   6,073,410      173,526    X                         X
FOREST LABS INC                     COMMON  345838106   2,287,600       28,000    X                         X
GANNETT INC                         COMMON  364730101     200,219        2,631    X                         X
GENERAL ELECTRIC                    COMMON  369604103  11,783,043      314,634    X                         X
GENERAL MOTORS CL H                 COMMON  370442832     301,380       18,321    X                         X
GILLETTE CO                         COMMON  375766102   2,951,592       86,786    X                         X
HARLEY DAVIDSON INC                 COMMON  412822108     661,560       12,000    X                         X
HEALTH MGMT ASSOC                   COMMON  421933102   1,873,785       90,390    X                         X
HEWLETT PACKARD CO                  COMMON  428236103     218,079       12,156    X                         X
HOME DEPOT INC                      COMMON  437076102   7,112,567      146,319    X                         X
ILLINOIS TOOL WKS                   COMMON  452308109     397,925        5,500    X                         X
INTEL CORP                          COMMON  458140100  11,593,934      381,254    X                         X
I B M                               COMMON  459200101   1,641,848       15,787    X                         X
INTERPUBLIC GROUP                   COMMON  460690100     207,394        6,050    X                         X
J.P. MORGAN CHASE & CO              COMMON  46625H100   1,897,507       53,226    X                         X
JOHNSON & JOHNSON                   COMMON  478160104   6,505,977      100,169    X                         X
K MART CORP                         COMMON  482584109      16,000       10,000    X                         X
LABORATORY CORP AMER HLDGS          COMMON  50540R409   1,493,978       15,585    X                         X

LILLY, ELI AND COMPANY              COMMON  532457108   4,931,512       64,718    X                         X
LOWES COS INC                       COMMON  548661107   1,309,049       30,100    X                         X
LUCENT TECHNOLOGIES INC             COMMON  549463107     133,083       28,136    X                         X
MASCOTECH INC 4.500% 12/15/03       CONVERT 574670AB1      52,313       62,000    X                         X
MEDTRONIC INC                       COMMON  585055106   1,010,624       22,354    X                         X
MERCK & CO INC                      COMMON  589331107   7,221,799      125,422    X                         X
MERRILL LYNCH & CO                  COMMON  590188108   8,170,765      147,540    X                         X
MERRILL LYNCH MUN BD FD             MUTUAL  590193108     115,608       15,132    X                         X
ML CAPITAL TRUST 7.280% PFD         PREFERR 59021K205     602,154       24,300    X                         X
MICROSOFT CORP                      COMMON  594918104   6,054,038      100,382    X                         X
MILLIPORE CORP                      COMMON  601073109     892,365       20,171    X                         X
MINNESOTA MNG & MFG CO              COMMON  604059105     557,798        4,850    X                         X
NATIONAL CITY CORP                  COMMON  635405103     233,038        7,576    X                         X
NOKIA CORP ADR                      COMMON  654902204     451,344       21,762    X                         X
NORTEL NETWORKS CORP                COMMON  656568102     445,210       99,156    X                         X
NORTHERN TRUST CORP                 COMMON  665859104     504,924        8,400    X                         X
OFFICE DEPOT                        COMMON  676220106     869,430       43,800    X                         X
OMNICOM GROUP                       COMMON  681919106   2,607,800       27,625    X                         X
ORACLE SYS CORP                     COMMON  68389X105     639,654       49,973    X                         X
PNC FINANCIAL CORP                  COMMON  693475105     474,518        7,717    X                         X
PEPSICO INC                         COMMON  713448108   1,958,082       38,021    X                         X
PFIZER INC                          COMMON  717081103   6,843,784      172,214    X                         X
PHARMACEUTICAL PROD DEV INC         COMMON  717124101   2,976,190       85,400    X                         X
PHARMACIA CORP                      COMMON  71713U102     376,057        8,342    X                         X
PROCTER & GAMBLE COMPANY            COMMON  742718109   3,308,375       36,723    X                         X
PULTE HOMES INC                     COMMON  745867101     303,847        6,350    X                         X
QUANTUM CORP 7.000% 08/01/04        CONVERT 747906AC9   1,739,766    1,879,000    X                         X
T. ROWE PRICE INTL FUND             MUTUAL  77956H203     747,569       67,167    X                         X
ROYAL DUTCH PETRO                   COMMON  780257804     519,625        9,566    X                         X
SBC COMMUNICATIONS INC              COMMON  78387G103   1,712,543       45,741    X                         X
SPDR TR UNIT SER 1                  COMMON  78462F103     360,738        3,150    X                         X
SANMINA-SCI CORP                    COMMON  800907107   3,064,212      260,784    X                         X
SCHERING PLOUGH CORP                COMMON  806605101     420,735       13,442    X                         X
SCHLUMBERGER LTD                    COMMON  806857108   2,712,661       46,118    X                         X
SCRIPPS (E.W)                       COMMON  811054204     980,923       11,945    X                         X
SEA CONTAINERS LTD CL A             COMMON  811371707     719,026       40,600    X                         X
SPRINT CORP 7.125 8/17/04 SERI      PREFERR 852061605     211,343       15,150    X                         X

STATE STREET CORP                   COMMON  857477103   2,048,728       36,994    X                         X
STOCKER & YALE INC                  COMMON  86126T203     554,250       74,396    X                         X
SUN MICROSYSTEMS INC                COMMON  866810104   3,316,073      375,972    X                         X
SYMANTEC CORP                       COMMON  871503108   7,167,655      173,930    X                         X
TARGET CORP                         COMMON  87612E106     859,382       19,930    X                         X
TELLABS INC                         COMMON  879664100     205,735       19,650    X                         X
TERADYNE INC                        COMMON  880770102   3,436,601       87,157    X                         X
TEVA PHARMACEUTICAL INDS LTD A      COMMON  881624209     240,548        4,400    X                         X
TEXAS INSTRUMENTS                   COMMON  882508104   2,457,344       74,240    X                         X
TOLL BROTHERS                       COMMON  889478103   2,785,119      111,740    X                         X
TRICON GLOBAL RESTAURANTS           COMMON  895953107     200,440        3,410    X                         X
TRIBUNE CO                          COMMON  896047107   6,615,885      145,532    X                         X
TRIPATH IMAGING INC                 COMMON  896942109     117,465       20,500    X                         X
UNITED TECHNOLOGIES CORP            COMMON  913017109   3,618,066       48,761    X                         X
VERIZON COMMUNICATIONS              COMMON  92343V104   1,124,287       24,388    X                         X
VODAFONE GROUP PLC SPONS ADR        COMMON  92857W100     215,410       11,688    X                         X
WAL MART STORES INC                 COMMON  931142103   3,788,585       61,804    X                         X
WASHINGTON MUTUAL INC               COMMON  939322103   1,029,515       31,075    X                         X
WEATHERFORD INTL                    COMMON  947074100     770,415       16,175    X                         X
WELLS FARGO COMPANY                 COMMON  949746101   1,941,815       39,308    X                         X
WELLS FARGO CAP IV PFD GTD CAP      PREFERR 94976Y207     228,594        9,300    X                         X
WYETH PHARMACEUTICALS               COMMON  983024100   4,177,835       63,638    X                         X
XO COMMUNICATIONS INC CL A          COMMON  983764101         700       10,000    X                         X
CHECK POINT SOFTWARE TECHNOLOG      COMMON  M22465104   3,892,720      128,050    X                         X
FLEXTRONICS                         COMMON  Y2573F102   6,696,071      366,908    X                         X


                                                      263,249,732